Vessels, net - Summary of Analysis of Vessels, Net (Detail)	6 Months Ended
Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 231,714,888
Vessel Cost, Acquisitions and improvements	79,074,113
Vessel Cost, Balance at end of year	310,789,001
Accumulated depreciation, Balance at beginning of year	(111,751,904)
Accumulated depreciation, Depreciation for the year	(4,902,831)
Accumulated depreciation, Balance at end of year	(116,654,735)
Net book value, Balance at beginning of year	119,962,984
Net book value, Acquisitions and improvements	79,074,113
Net book value, Depreciation for the year	(4,902,831)
Net book value, Balance at end of year	$ 194,134,266